Note 15 - Receivables and Prepayments, Net - Summary of Receivables and Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Prepaid expenses and other receivables	$ 30,579	$ 31,599
Government entities	1,867	2,182
Employee advances and loans	8,189	6,521
Advances to suppliers and other advances	17,180	23,467
Government tax refunds on exports	670	4,896
Receivables from related parties	19,837	63,322
Miscellaneous	31,145	30,682
Receivables and prepayments, gross	109,467	162,669
Allowance for other doubtful accounts (see Note 23 (i))	(4,892)	(6,784)
Current prepayments and other current assets	$ 104,575	$ 155,885